SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2025
Mr Zhao [Member]
Related Party Transaction [Line Items]
Nature of relationship	Chairman and Executive Director of the Company
Mr Ting Kin Cheung [Member]
Related Party Transaction [Line Items]
Nature of relationship	Chief Executive Officer and Executive Director of the Company
Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Nature of relationship	Entity of which Plutus AM holds management share
Divine Star Ventures Limited [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder of the Company
Radiant Global Ventures Limited [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder of the Company
Golden Harvest Trust Limited [Member]
Related Party Transaction [Line Items]
Nature of relationship	Associate of the Company
HBV Special Opportunities Limited Partner [Member]
Related Party Transaction [Line Items]
Nature of relationship	Shareholder of the Company
Magic Town Investments Limited [Member]
Related Party Transaction [Line Items]
Nature of relationship	Controlled by shareholder of the Company